Submission	Aug. 27, 2026
Submission [Line Items]
Central Index Key	0001962481
Registrant Name	BranchOut Food Inc.
Registration File Number	333-287500
Form Type	S-3
Submission Type	S-3MEF
Fee Exhibit Type	EX-FILING FEES